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                        Century Capital Management Trust
                               One Liberty Square
                           Boston, Massachusetts 02109

                                 August 3, 2001

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, DC 20549

      Re:   Century Capital Management Trust (Reg. No. 333-86067;
            File No. 811-09561)

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), Century Capital Management Trust (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A (the "Amendment"), filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on July 31, 2001, would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement.

      Comments or questions concerning this certificate may be directed to the undersigned at (617) 482-3060 or to Joseph B. Kittredge, Jr., Esq. of Ropes & Gray, counsel to the Trust, at (617) 951-7392.

                                          Sincerely,

                                          CENTURY CAPITAL MANAGEMENT TRUST

                                          By: /s/ Alexander L. Thorndike

                                                  Alexander L. Thorndike
                                                  Vice President

cc:  Joseph B. Kittredge, Jr., Esq.
     James F. Clark, Esq.